Commitments and Contingencies - Summary of Lessee Operating Lease Liability Maturity (Detail) - Rigetti Computing, Inc [Member] $ in Thousands	Mar. 31, 2022 USD ($)
2022	$ 1,314
2023	901
2024	928
2025	956
2026	81
Total minimum future lease payments	$ 4,180